Financial Risk Management - Schedule of Financial Assets and Liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Total assets	R 125,990	R 76,879	R 59,976
Borrowings | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	9,476	1,953
Other non-current liabilities | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	413	272
Trade and other payables | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	6,109	4,372
Contingent consideration liability | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,120	1,457
Streaming contract liability | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	5,063
Other non-current assets | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	25	1
Other non-current assets | Equity instruments designated at fair value through OCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	193	107
Other non-current assets | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	29	45
Trade and other receivables | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3,180	2,647
Trade and other receivables | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	735	86
Cash and cash equivalents | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	8,624	13,101
Restricted Cash and Investments | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	5,298	4,849
Restricted Cash and Investments | Equity instruments designated at fair value through OCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	449	384
Restricted Cash and Investments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,963	1,828
Not designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	41	39
Not designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	433	109
Not designated as hedging instrument | Streaming contract liability | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	672
Not designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	123	27
Not designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	83	264
Not designated as hedging instrument | US$ silver contracts | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	123	3
Not designated as hedging instrument | Foreign exchange hedging contracts | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		24
Not designated as hedging instrument | Foreign exchange hedging contracts | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	83	264
US$ silver contracts | Not designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	41	39
US$ silver contracts | Not designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	433	109
Cash flow hedges | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,034	2,649
Cash flow hedges | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,023	4,950
Cash flow hedges | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,448	209
Cash flow hedges | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	737	68
Cash flow hedges | Rand Gold Forward Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	137	675
Cash flow hedges | Rand Gold Forward Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	805	3,604
Cash flow hedges | Rand Gold Forward Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1	14
Cash flow hedges | Rand Gold Forward Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3	16
Cash flow hedges | US$ Gold Forward Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	22	166
Cash flow hedges | US$ Gold Forward Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	265	550
Cash flow hedges | US$ Gold Forward Hedging Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		3
Cash flow hedges | US$ Gold Forward Hedging Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		2
Cash flow hedges | Rand Gold Collars Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	587	1,492
Cash flow hedges | Rand Gold Collars Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,499	590
Cash flow hedges | Rand Gold Collars Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,305	164
Cash flow hedges | Rand Gold Collars Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	609	43
Cash flow hedges | US Gold Collars Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	288	316
Cash flow hedges | US Gold Collars Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	454	206
Cash flow hedges | US Gold Collars Contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	142	28
Cash flow hedges | US Gold Collars Contracts | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	R 125	R 7